Inventories	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventories
14.	Inventories

(In thousands)	December 31, 2021	June 30, 2022
Raw materials	4,395	3,470
Finished goods	2,390	2,291
Less: write-down of obsolete inventories	(652)	(824)
Total inventories	6,133	4,937